DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Derivative [Line Items]
Derivative asset, fair value	$ 1,086		$ 1,594
Derivative liability, fair value	4,539		1,990
Interest expense	27,118	$ 20,995
Loss on derivatives	3,796	17,821
Interest Rate Swap
Derivative [Line Items]
Derivative asset, fair value	908		1,502
Derivative liability, fair value	4,438		1,777
Interest expense	749	991
Unrealized (gain) loss on derivatives	3,254	18,721
Currency Swap
Derivative [Line Items]
Derivative asset, fair value	143		92
Derivative liability, fair value	41		213
Unrealized (gain) loss on derivatives	(80)	(974)
(Gain) loss on sale of derivatives	(126)	(35)
Forward Freight Agreements
Derivative [Line Items]
(Gain) loss on sale of derivatives	(7)	38
Bunker derivatives
Derivative [Line Items]
Derivative asset, fair value	35		0
Derivative liability, fair value	60		$ 0
Unrealized (gain) loss on derivatives	9	(1,544)
(Gain) loss on sale of derivatives	$ (3)	$ 624